Nature of Business and Significant Accounting Policies - Schedule of Prior Year Misstatements Corrected in Current Year Financial Statements (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2011 As Previously Reported [Member]	Dec. 31, 2011 Adjustment [Member]	Dec. 31, 2011 As Restatement [Member]
Stockholders’ equity:
Common stock - number of shares issued and outstanding		60,195	39,805	100,000
Common stock	$ 79,596	$ 1,543,406	$ 1,020,594	$ 2,564,000
Additional paid-in capital	$ 4,913,021	$ (1,008,356)	$ (1,020,594)	$ (2,028,950)